Earnings Per Unit (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Earnings Per Unit
Schedule of earnings per common unit

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
	(in thousands, except unit and per unit amounts)
Net loss attributable to parent equity	$(19,224)	$(941)	$(59,199)	$(18,574)
Less: net income allocated to general partner (1)	(11,056)	(2,451)	(20,437)	(4,139)
Net loss allocated to subordinated unitholders (2)	—	562	4,013	3,076
Net loss allocated to common unitholders	$(30,280)	$(2,830)	$(75,623)	$(19,637)

Weighted average common units outstanding	88,331,653	58,909,389	81,267,742	53,336,969

Loss per common unit - basic and diluted	$(0.34)	$(0.05)	$(0.93)	$(0.37)

(1)     The net income allocated to the general partner includes distributions to which it is entitled as the holder of incentive distribution rights, which are described in Note 10.

(2)     All outstanding subordinated units converted to common units in August 2014. Since the subordinated units did not share in the distribution of cash generated during the three months ended September 30, 2014, we did not allocate any earnings or loss during this period to the subordinated unitholders. During the three months ended June 30, 2014 and the six months ended September 30, 2013, 5,919,346 subordinated units were outstanding. The loss per subordinated unit was $(0.68) for the three months ended June 30, 2014, $(0.09) for the three months ended September 30, 2013, and $(0.52) for the six months ended September 30, 2013.

	Year Ended March 31,
	2014	2013	2012
	(in thousands, except unit and per unit amounts)

Income attributable to parent equity	$47,655	$47,940	$7,876
Income allocated to general partner (1)	(14,148)	(2,917)	(8)
Income attributable to limited partners	$33,507	$45,023	$7,868

Income allocated to:
Common unitholders	$31,614	$39,517	$4,859
Subordinated unitholders	$1,893	$5,506	$3,009

Weighted average common units outstanding	61,970,471	41,353,574	15,169,983
Weighted average subordinated units outstanding	5,919,346	5,919,346	5,175,384

Income per common unit - basic and diluted	$0.51	$0.96	$0.32

Income per subordinated unit - basic and diluted	$0.32	$0.93	$0.58

(1)         The income allocated to the general partner includes distributions to which it is entitled as the holder of incentive distribution rights (“IDRs”), which are described in Note 11.